Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

February 28, 2013

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Form N-1A Filing for MSAR Completion Portfolio (the “Portfolio”)

Amendment No. 3 (File No. 811-22427) (the “Amendment”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective Registration Statement on Form N-1A under the 1940 Act, including Exhibits.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s Amendment No. 2 which was filed with the Securities and Exchange Commission (the “SEC”) on February 29, 2012 (Accession No. 0000940394-12-000227).  The Portfolio incorporates by reference its audited financial statements into the Amendment as previously filed with the SEC on Form N-CSR on December 31, 2012 (Accession No. 0001193125-12-519248).

Please contact me at (617) 672-8570 if you have any questions or comments concerning the Amendment.

Very truly yours,

/s/Kathryn A. McElroy

Kathryn A. McElroy, Esq.

Vice President